Share-Based Compensation - Activity Related to Stock Options (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Number of shares, Outstanding options, Beginning balance	1,072,829	1,236,075	1,097,620
Number of shares, Outstanding options, Granted	77,434	75,722	230,665
Number of shares, Issued in connection with acquisition			32,863
Number of shares, Outstanding options, Exercised	(267,421)	(200,748)	(92,092)
Number of shares, Outstanding options, Forfeited or expired	(15,160)	(38,220)	(32,981)
Number of shares, Outstanding options, Ending balance	867,682	1,072,829	1,236,075
Weighted Average Exercise Price, Outstanding options, Beginning balance	$ 53.47	$ 51.48	$ 50.14
Number of shares, Exercisable options	562,752	707,934	792,444
Weighted Average Exercise Price, Outstanding options, Granted	$ 65.31	$ 52.36	$ 51.69
Weighted Average Exercise Price, Issued in connection with acquisition			$ 41.30
Weighted Average Exercise Price, Outstanding options, Exercised	$ 48.57	$ 40.35	$ 30.43
Weighted Average Exercise Price, Outstanding options, Forfeited or expired	$ 60.38	$ 55.87	$ 56.79
Weighted Average Exercise Price, Outstanding options, Ending balance	$ 55.92	$ 53.47	$ 51.48
Weighted Average Exercise Price, Exercisable options	$ 55.92	$ 53.54	$ 50.05
Aggregate Intrinsic Value, Exercised	$ 4,612	$ 2,740	$ 1,765
Aggregate Intrinsic Value, Outstanding options	8,220
Aggregate Intrinsic Value, Exercisable options	$ 5,449
Weighted Average Remaining Contract Life, Outstanding options	5 years 1 month 6 days
Weighted Average Remaining Contract Life, Exercisable options	3 years 8 months 12 days